CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividends paid per share (in dollars per share)	$ 0.24	$ 0.24
Stock repurchased, shares	1,400